Components of Accumulated Other Comprehensive Income, Net of Taxes (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains/losses on marketable securities	$ 731	$ 130
Net unrecognized gains/losses on derivative instruments	(240)	290
Cumulative foreign currency translation	8	23
Accumulated other comprehensive income	$ 499	$ 443